INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income (loss) before taxes
	Year ended December 31,
	2022	2021	2020

Domestic	$106,634	$38,854	$12,175
Foreign	7,030	6,461	(2,560)

Total	$113,664	$45,315	$9,615

Schedule of income taxes

	Year ended December 31,
	2022	2021	2020

Current taxes	$16,758	$7,891	$2,498
Taxes in respect of previous years	(794)	1,476	6
Deferred tax benefit	(1,525)	(2,758)	(3,114)

Total	$14,439	$6,609	$(610)

Schedule of income taxes by jurisdiction

	Year ended December 31,
	2022	2021	2020

Domestic	$14,378	$8,060	$1,031
Foreign	61	(1,451)	(1,641)

Total	$14,439	$6,609	$(610)

Domestic:
Current taxes	$15,938	$7,447	$1,466
Deferred tax benefit	(860)	(980)	(984)
Taxes in respect of previous years	(700)	1,593	549

Total - Domestic	$14,378	$8,060	$1,031

Foreign:
Current taxes	$820	$444	$1,032
Deferred tax benefit	(665)	(1,778)	(2,130)
Taxes in respect of previous years	(94)	(117)	(543)

Total - Foreign	$61	$(1,451)	$(1,641)

Total income tax expense (benefit) (benefit)	$14,439	$6,609	$(610)

Schedule of deferred tax assets (liabilities)

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss and other losses carry forwards	$5,912	$4,955
Research and development	3,278	3,629
Intangible assets	(3,895)	(3,251)
Other temporary differences mainly relating to reserve and allowances	2,943	2,539
Deferred tax assets, before valuation allowance	$8,238	$7,872
Valuation allowance	2,459	2,644
Total deferred tax assets, net	$5,779	$5,228

Domestic:
Long term deferred tax liability, net	$(791)	$(732)
	$(791)	$(732)

Foreign:
Long term deferred tax asset, net	$6,570	$5,960
	$6,570	$5,960

Total deferred tax asset, net	$5,779	$5,228

Schedule of the reconciliation of the effective tax rate

	Year ended December 31,
	2022	2021	2020

Income before taxes on income	$113,664	$45,315	$9,615
Statutory tax rate in Israel	23.0%	23.0%	23.0%
Theoretical tax expense	$26,143	$10,422	$2,211

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(11,255)	(5,610)	(1,701)

Non-deductible expenses	(229)	710	2,409
Tax adjustment in respect of different tax rate of foreign subsidiaries	313	226	228
Deferred taxes related to prior years	(55)	(922)	(1,576)
Previous years taxes	(136)	1,476	(147)
Change in valuation allowance	(185)	390	(2,097)
Other	(157)	(83)	63

Taxes on income	$14,439	$6,609	$(610)

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.25	$0.16	$0.06
Diluted	$0.23	$0.15	$0.06

Schedule of unrecognized tax benefits
	December 31,
	2022	2021

Balance at the beginning of the year	$6,928	$4,525
Increase (decrease) related to prior year tax positions, net	(590)	1,285
Increase related to current year tax positions, net	3,062	1,118

Balance at the end of the year	$9,400	$6,928